Segment and Geographical Information	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
The Company has examined its activities and has determined that, based on information received on a regular basis by the decision-makers, that it has a single reportable segment.
Revenues by geographic location
The following table presents total external revenues by geographic location:

	March 31,
	2020		2019		2018
	$	%	$	%	$	%
Canada	147,821	53.0	149,064	71.1	148,768	93.4
USA	118,125	42.3	45,982	22.0	—	—
Europe	13,061	4.7	14,432	6.9	10,522	6.6
	279,007	100.0	209,478	100.0	159,290	100.0

20. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2020		2019
	$	%	$	%
Canada	61,743	41.7	40,451	31.3
USA	82,607	55.8	86,454	66.7
Europe	3,726	2.5	2,619	2.0
	148,076	100.0	129,524	100.0

For the year ended March 31, 2020, no client generated more than 10% of total revenue (2019 - two customers for approximately $52,144,000; 2018 – two customers for approximately $50,760,000).
An analysis of the Group’s revenue from customers for each major service category is as follows:

	March 31,
	2020		2019		2018
	$	%	$	%	$	%
System integration and consulting services	270,345	96.9	204,526	97.6	157,561	98.9
Payrolling services	1,289	0.5	1,461	0.7	1,721	1.1
Software revenue	7,373	2.6	3,491	1.7	8	—
	279,007	100.0	209,478	100.0	159,290	100.0